JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.7%
Apartments — 24.4%
Agree Realty Corp., REIT	48,680	3,640,290
American Campus Communities, Inc., REIT	159,436	7,659,305
American Homes 4 Rent, Class A, REIT	313,129	8,363,676
Apartment Investment & Management Co., Class A, REIT	172,775	9,290,112
AvalonBay Communities, Inc., REIT	162,052	34,745,569
Camden Property Trust, REIT	112,367	12,534,539
Equity LifeStyle Properties, Inc., REIT	200,694	14,867,411
Equity Residential, REIT	430,326	36,620,743
Essential Properties Realty Trust, Inc., REIT	88,569	2,310,765
Essex Property Trust, Inc., REIT	76,254	23,804,974
Front Yard Residential Corp., REIT	59,340	688,344
Getty Realty Corp., REIT	40,563	1,361,294
Independence Realty Trust, Inc., REIT	104,658	1,563,591
Investors Real Estate Trust, REIT	13,493	1,043,279
Invitation Homes, Inc., REIT	623,888	19,047,301
Mid-America Apartment Communities, Inc., REIT	132,333	18,011,845
National Retail Properties, Inc., REIT	189,730	10,575,550
NexPoint Residential Trust, Inc., REIT	22,197	1,062,126
Preferred Apartment Communities, Inc., Class A, REIT	51,585	710,325
Realty Income Corp., REIT	369,270	28,297,160
Spirit Realty Capital, Inc., REIT	104,570	5,479,468
STORE Capital Corp., REIT	254,629	10,365,947
Sun Communities, Inc., REIT	105,214	17,329,798
UDR, Inc., REIT	339,797	16,327,246

		285,700,658

Diversified — 8.7%
Alexander & Baldwin, Inc., REIT	79,641	1,726,617
American Assets Trust, Inc., REIT	58,902	2,799,612
American Finance Trust, Inc., REIT (a)	123,297	1,823,563
Armada Hoffler Properties, Inc., REIT	61,479	1,110,311
Colony Capital, Inc., REIT	536,794	2,619,555
CoreCivic, Inc., REIT	138,185	2,093,503
CorePoint Lodging, Inc., REIT	46,878	473,936
Cousins Properties, Inc., REIT	168,685	6,830,056
Duke Realty Corp., REIT	419,407	14,754,738
EPR Properties, REIT	90,004	6,383,084
Four Corners Property Trust, Inc., REIT	79,377	2,247,957
Gaming and Leisure Properties, Inc., REIT	236,647	9,986,503
GEO Group, Inc. (The), REIT	140,695	1,950,033
Gladstone Commercial Corp., REIT	35,974	819,488
Global Net Lease, Inc., REIT	98,029	1,998,811
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	76,213	2,236,851
iStar, Inc., REIT (a)	72,119	936,826
Lexington Realty Trust, REIT	245,114	2,715,863
One Liberty Properties, Inc., REIT	17,296	472,354
PS Business Parks, Inc., REIT	23,879	4,216,792
UMH Properties, Inc., REIT	42,222	659,085
VICI Properties, Inc., REIT	534,944	13,229,165

Investments	Shares	Value($)
Washington REIT, REIT	92,913	2,886,807
Whitestone REIT, REIT	42,031	590,115
WP Carey, Inc., REIT	198,162	16,530,674

		102,092,299

Health Care — 12.3%
CareTrust REIT, Inc., REIT	110,888	2,315,341
Community Healthcare Trust, Inc., REIT	21,391	1,018,212
Global Medical REIT, Inc., REIT	36,968	514,595
Healthcare Realty Trust, Inc., REIT	149,977	4,977,737
Healthcare Trust of America, Inc., Class A, REIT	238,062	7,225,182
Healthpeak Properties, Inc., REIT	569,875	19,877,240
LTC Properties, Inc., REIT	46,108	2,158,315
Medical Properties Trust, Inc., REIT	591,727	12,284,252
National Health Investors, Inc., REIT	50,330	4,076,227
New Senior Investment Group, Inc., REIT	96,452	757,148
Omega Healthcare Investors, Inc., REIT	253,291	10,645,821
Physicians Realty Trust, REIT	215,045	4,126,714
Sabra Health Care REIT, Inc., REIT	219,904	4,899,461
Senior Housing Properties Trust, REIT	275,845	2,019,185
Universal Health Realty Income Trust, REIT	15,161	1,807,191
Ventas, Inc., REIT	432,341	25,209,804
Welltower, Inc., REIT	470,250	39,769,042

		143,681,467

Hotels — 5.0%
Apple Hospitality REIT, Inc., REIT	246,794	4,012,870
Ashford Hospitality Trust, Inc., REIT	112,580	309,595
Braemar Hotels & Resorts, Inc., REIT	32,442	318,256
Chatham Lodging Trust, REIT	54,426	995,996
DiamondRock Hospitality Co., REIT	232,306	2,392,752
Hersha Hospitality Trust, REIT	43,286	613,795
Host Hotels & Resorts, Inc., REIT	846,968	14,813,470
MGM Growth Properties LLC, Class A, REIT (a)	132,040	4,091,920
Park Hotels & Resorts, Inc., REIT	278,235	6,580,258
Pebblebrook Hotel Trust, REIT	151,585	3,971,527
RLJ Lodging Trust, REIT	199,724	3,413,283
Ryman Hospitality Properties, Inc., REIT	56,714	5,060,590
Service Properties Trust, REIT	190,812	4,444,011
Summit Hotel Properties, Inc., REIT	121,980	1,478,398
Sunstone Hotel Investors, Inc., REIT	260,929	3,653,006
Xenia Hotels & Resorts, Inc., REIT	130,710	2,752,753

		58,902,480

Industrial — 17.2%
CoreSite Realty Corp., REIT	42,801	4,853,206
CyrusOne, Inc., REIT	131,341	8,182,544
Digital Realty Trust, Inc., REIT	241,753	29,240,025
EastGroup Properties, Inc., REIT	43,595	5,937,203
Equinix, Inc., REIT	98,425	55,792,211
First Industrial Realty Trust, Inc., REIT	146,782	6,249,978
Industrial Logistics Properties Trust, REIT	75,527	1,634,404
Innovative Industrial Properties, Inc., REIT (a)	13,111	1,014,923
Liberty Property Trust, REIT	181,497	11,183,845

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value($)
Monmouth Real Estate Investment Corp., REIT	105,236	1,613,268
Prologis, Inc., REIT	732,353	67,046,917
STAG Industrial, Inc., REIT	147,533	4,572,048
Terreno Realty Corp., REIT	76,056	4,389,952

		201,710,524

Office — 12.5%
Alexandria Real Estate Equities, Inc., REIT	131,620	21,390,882
Boston Properties, Inc., REIT	179,346	24,846,595
Brandywine Realty Trust, REIT	204,436	3,154,447
City Office REIT, Inc., REIT	63,277	849,810
Columbia Property Trust, Inc., REIT	135,643	2,815,949
Corporate Office Properties Trust, REIT	129,891	3,790,219
Douglas Emmett, Inc., REIT	193,194	8,514,060
Easterly Government Properties, Inc., REIT	82,657	1,922,602
Empire State Realty Trust, Inc., Class A, REIT	175,399	2,448,570
Equity Commonwealth, REIT	141,454	4,646,764
Franklin Street Properties Corp., REIT	124,434	1,083,820
Highwoods Properties, Inc., REIT	120,358	5,843,381
Hudson Pacific Properties, Inc., REIT	179,163	6,414,035
JBG SMITH Properties, REIT	147,862	5,896,737
Kilroy Realty Corp., REIT	117,169	9,753,148
Mack-Cali Realty Corp., REIT	105,087	2,247,811
Office Properties Income Trust, REIT	55,822	1,862,222
Paramount Group, Inc., REIT	217,320	2,953,379
Piedmont Office Realty Trust, Inc., Class A, REIT	145,950	3,228,414
SL Green Realty Corp., REIT	95,650	8,161,814
VEREIT, Inc., REIT	1,224,614	11,952,233
Vornado Realty Trust, REIT	199,255	12,865,895

		146,642,787

Regional Malls — 5.4%
Macerich Co. (The), REIT (a)	131,146	3,531,762
Pennsylvania REIT, REIT (a)	85,483	492,382
Simon Property Group, Inc., REIT	357,408	54,043,664
Tanger Factory Outlet Centers, Inc., REIT (a)	108,533	1,651,872
Taubman Centers, Inc., REIT	71,014	2,306,535
Washington Prime Group, Inc., REIT (a)	216,525	900,744

		62,926,959

Shopping Centers — 5.9%
Acadia Realty Trust, REIT	97,993	2,634,052
Alexander’s, Inc., REIT	2,663	869,097
Brixmor Property Group, Inc., REIT	345,598	7,582,420
Cedar Realty Trust, Inc., REIT	103,288	275,779
Federal Realty Investment Trust, REIT	86,977	11,487,052
Kimco Realty Corp., REIT	489,784	10,589,130
Kite Realty Group Trust, REIT	97,448	1,885,619
Regency Centers Corp., REIT	194,421	12,645,142
Retail Opportunity Investments Corp., REIT	132,658	2,419,682
Retail Properties of America, Inc., Class A, REIT	247,923	3,527,944
Retail Value, Inc., REIT	17,730	629,592
RPT Realty, REIT	93,248	1,378,206
Saul Centers, Inc., REIT	16,023	851,462

Investments	Shares	Value($)
Seritage Growth Properties, Class A, REIT (a)	40,601	1,716,610
SITE Centers Corp., REIT	167,624	2,428,872
Urban Edge Properties, REIT	140,607	2,914,783
Urstadt Biddle Properties, Inc., Class A, REIT	34,711	845,907
Weingarten Realty Investors, REIT	141,831	4,515,899

		69,197,248

Storage — 8.3%
Americold Realty Trust, REIT	211,256	7,947,451
CubeSmart, REIT	223,326	6,887,374
Extra Space Storage, Inc., REIT	149,118	15,813,964
Iron Mountain, Inc., REIT	333,133	10,700,232
Jernigan Capital, Inc., REIT	25,784	450,704
Life Storage, Inc., REIT	54,135	5,928,865
National Storage Affiliates Trust, REIT	68,803	2,304,901
Public Storage, REIT	182,338	38,414,970
QTS Realty Trust, Inc., Class A, REIT	64,164	3,405,183
Rexford Industrial Realty, Inc., REIT	127,334	6,094,205

		97,947,849

TOTAL COMMON STOCKS (Cost $1,143,213,139)		1,168,802,271

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (b)(c) (Cost $2,736,118)	2,736,118	2,736,118

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59% (b)(c) (Cost $12,406,264)	12,406,264	12,406,264

TOTAL SHORT-TERM INVESTMENTS (Cost $15,142,382)		15,142,382

Total Investments — 101.0% (Cost $1,158,355,521)		1,183,944,653
Liabilities in Excess of Other Assets — (1.0)%		(11,549,848)

Net Assets — 100.0%		1,172,394,805

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is $11,978,460.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2019.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	97	12/2019	USD	3,545,350	58,498

					—

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,183,944,653	$—	$—	$1,183,944,653

Appreciation in Other Financial Instruments
Futures Contracts(a)	$58,498	$—	$—	$58,498

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	$132,381	$46,376,964	$34,103,081	$—	$—	$12,406,264	12,406,264	$53,385	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(a)(b)	1,275,554	26,559,016	25,098,452	—	—	2,736,118	2,736,118	23,743	—

Total	$1,407,935	$72,935,980	$59,201,533	$—	$—	$15,142,382		$77,128	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.